UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number: 811-08876
Senior Debt Portfolio
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number)
October 31
Date of Fiscal Year End
April 30, 2012
Date of Reporting Period

Item 1. Reports to Stockholders

Senior Debt Portfolio

April 30, 2012

Portfolio of Investments (Unaudited)

Senior Floating-Rate Interests — 117.1%(1)

		Principal
		Amount*
Borrower/Tranche Description		(000’s omitted)	Value

Aerospace and Defense — 1.9%

Booz Allen Hamilton Inc.
Term Loan, 3.75%, Maturing August 3, 2017		4,082	$4,103,148
DAE Aviation Holdings, Inc.
Term Loan, 5.47%, Maturing July 31, 2014		6,319	6,318,680
Term Loan, 5.47%, Maturing July 31, 2014		4,707	4,707,070
Ducommun Incorporated
Term Loan, 5.50%, Maturing June 28, 2017		1,538	1,547,990
IAP Worldwide Services, Inc.
Term Loan, 9.25%, Maturing December 28, 2012		5,354	4,832,402
Sequa Corporation
Term Loan, 3.72%, Maturing December 3, 2014		3,000	2,975,001
TASC, Inc.
Term Loan, 4.50%, Maturing December 18, 2015		4,161	4,140,311
Transdigm, Inc.
Term Loan, 4.00%, Maturing February 14, 2017		2,120	2,125,871
Term Loan, 4.00%, Maturing February 14, 2017		4,757	4,771,121
Wesco Aircraft Hardware Corp.
Term Loan, 4.25%, Maturing April 7, 2017		1,015	1,019,585
Wyle Services Corporation
Term Loan, 5.75%, Maturing March 27, 2017		1,784	1,781,804

			$38,322,983

Air Transport — 0.3%

Evergreen International Aviation, Inc.
Term Loan, 11.50%, Maturing June 30, 2015		2,452	$2,096,178
Orbitz Worldwide Inc.
Term Loan, 3.24%, Maturing July 25, 2014		4,189	4,089,428

			$6,185,606

Automotive — 5.9%

Allison Transmission, Inc.
Term Loan, 2.74%, Maturing August 7, 2014		15,339	$15,324,515
Autoparts Holdings Limited
Term Loan, 6.50%, Maturing July 28, 2017		1,219	1,205,924
Chrysler Group LLC
Term Loan, 6.00%, Maturing May 24, 2017		18,792	19,170,237
Delphi Corporation
Term Loan, 3.50%, Maturing March 31, 2017		1,504	1,510,330
Federal-Mogul Corporation
Term Loan, 2.18%, Maturing December 29, 2014		9,595	9,307,220
Term Loan, 2.18%, Maturing December 28, 2015		5,806	5,631,850
Financiere Truck Investissement SAS
Term Loan, 1.64%, Maturing February 15, 2013(2)	GBP	915	1,395,636
Term Loan, 3.57%, Maturing February 15, 2013	EUR	624	775,957
Goodyear Tire & Rubber Company (The)
Term Loan - Second Lien, 4.75%, Maturing April 30, 2019		21,575	21,298,581
HHI Holdings LLC
Term Loan, 7.00%, Maturing March 21, 2017		3,955	3,974,672
Metaldyne Company LLC
Term Loan, 5.25%, Maturing May 18, 2017		6,291	6,330,797
Remy International, Inc.
Term Loan, 6.25%, Maturing December 16, 2016		2,410	2,423,293
SRAM, LLC
Term Loan, 4.78%, Maturing June 7, 2018		3,637	3,689,017
Term Loan - Second Lien, 8.50%, Maturing December 7, 2018		2,000	2,018,726
Tomkins LLC
Term Loan, 4.25%, Maturing September 29, 2016		7,870	7,907,285
TriMas Corporation
Term Loan, 4.25%, Maturing June 21, 2017		2,959	2,966,746
UCI International, Inc.
Term Loan, 5.50%, Maturing July 26, 2017		960	965,133
Veyance Technologies, Inc.
Term Loan, 2.74%, Maturing July 31, 2014		1,062	1,029,198
Term Loan, 2.74%, Maturing July 31, 2014		7,417	7,185,584
Term Loan - Second Lien, 5.50%, Maturing July 31, 2014		2,900	2,900,000
Term Loan - Second Lien, 5.99%, Maturing July 31, 2015		3,000	2,827,500

			$119,838,201

Beverage and Tobacco — 0.0%(3)

Maine Beverage Company
Term Loan, 2.22%, Maturing March 31, 2013		308	$301,351

			$301,351

Building and Development — 1.7%

401 North Wabash Venture LLC
Term Loan, 6.80%, Maturing July 27, 2012(4)		3,757	$3,268,683
Armstrong World Industries, Inc.
Term Loan, 4.00%, Maturing March 9, 2018		4,716	4,727,753
Forestar Real Estate Group Inc.
Revolving Loan, 0.49%, Maturing August 6, 2013(2)		666	626,180
Term Loan, 6.50%, Maturing August 6, 2015		6,106	5,892,416

See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2012

Portfolio of Investments (Unaudited) — continued

		Principal
		Amount*
Borrower/Tranche Description		(000’s omitted)	Value

Building and Development (continued)

Goodman Global Inc.
Term Loan, 5.75%, Maturing October 28, 2016		3,677	$3,706,993
Materis SAS
Term Loan, 3.44%, Maturing April 27, 2014	EUR	789	896,457
Term Loan, 3.81%, Maturing April 27, 2015	EUR	858	974,238
NCI Building Systems, Inc.
Term Loan, 6.50%, Maturing April 18, 2014		957	953,626
Panolam Industries International, Inc.
Term Loan, 8.25%, Maturing December 31, 2013		2,915	2,882,116
RE/MAX International, Inc.
Term Loan, 5.50%, Maturing April 15, 2016		3,938	3,942,509
Realogy Corporation
Term Loan, 3.24%, Maturing October 10, 2013		151	143,733
Summit Materials Companies I, LLC
Term Loan, 6.00%, Maturing January 25, 2019		1,250	1,261,719
The Woodlands Land Development Company L.P.
Term Loan, 5.00%, Maturing March 7, 2014		4,815	4,742,593
WCI Communities, Inc.
Term Loan, 10.00%, Maturing September 2, 2016(4)		1,324	1,290,817

			$35,309,833

Business Equipment and Services — 10.9%

ACCO Brands Corporation
Term Loan, Maturing March 26, 2019(5)		1,300	$1,306,094
Acosta, Inc.
Term Loan, 4.75%, Maturing March 1, 2018		9,535	9,546,491
Advantage Sales & Marketing, Inc.
Term Loan, 5.25%, Maturing December 18, 2017		10,122	10,128,419
Affinion Group, Inc.
Term Loan, 5.00%, Maturing July 16, 2015		11,883	11,318,617
Allied Security Holdings, LLC
Term Loan, 5.25%, Maturing February 3, 2017		1,386	1,390,620
Altegrity, Inc.
Term Loan, 7.75%, Maturing February 20, 2015		1,528	1,535,852
Term Loan, 2.99%, Maturing February 21, 2015		1,406	1,348,523
BAR/BRI Review Courses, Inc.
Term Loan, 6.00%, Maturing June 16, 2017		2,117	2,106,446
Brand Energy & Infrastructure Services, Inc.
Term Loan, 2.50%, Maturing February 7, 2014		992	909,828
Term Loan, 3.74%, Maturing February 7, 2014		1,075	998,467
Brickman Group Holdings Inc.
Term Loan, 7.25%, Maturing October 14, 2016		2,490	2,519,249
Brock Holdings III, Inc.
Term Loan, 6.01%, Maturing March 16, 2017		2,882	2,879,044
Catalina Marketing Corporation
Term Loan, Maturing October 1, 2014(5)		1,000	981,875
ClientLogic Corporation
Term Loan, 7.22%, Maturing January 30, 2017		3,293	2,963,560
DynCorp International LLC
Term Loan, 6.25%, Maturing July 7, 2016		2,253	2,258,558
Education Management LLC
Term Loan, 4.50%, Maturing June 1, 2016		3,000	2,773,749
Term Loan, 8.25%, Maturing March 29, 2018		10,100	10,163,125
EIG Investors Corp.
Term Loan, 7.75%, Maturing April 20, 2018		4,225	4,240,844
Expert Global Solutions, Inc.
Term Loan, 9.00%, Maturing April 3, 2018		7,200	7,137,000
Genesys Telecom Holdings, U.S., Inc.
Term Loan, 6.75%, Maturing January 31, 2019		1,650	1,675,267
Go Daddy Operating Company, LLC
Term Loan, 5.50%, Maturing December 17, 2018		5,480	5,501,120
IMS Health Incorporated
Term Loan, 4.50%, Maturing August 25, 2017		4,053	4,075,176
KAR Auction Services, Inc.
Term Loan, 5.00%, Maturing May 19, 2017		6,724	6,767,612
Kronos, Inc.
Term Loan, 5.22%, Maturing June 9, 2017		2,428	2,434,380
Term Loan, 6.25%, Maturing December 28, 2017		2,170	2,193,970
Term Loan, 10.58%, Maturing June 11, 2018		2,500	2,556,250
Language Line, LLC
Term Loan, 6.25%, Maturing June 20, 2016		4,684	4,695,370
Lawson Software Inc.
Term Loan, 6.25%, Maturing April 5, 2018		17,675	17,929,078
Meritas LLC
Term Loan, 7.50%, Maturing July 28, 2017		2,220	2,214,450
Mitchell International, Inc.
Term Loan - Second Lien, 5.75%, Maturing March 30, 2015		1,000	983,750
Monitronics International, Inc.
Term Loan, 5.50%, Maturing March 16, 2018		2,275	2,296,328
MSCI, Inc.
Term Loan, 3.50%, Maturing March 14, 2017		6,531	6,535,791
Oz Management LP
Term Loan, Maturing November 15, 2016(5)		3,500	3,045,000
Quintiles Transnational Corp.
Term Loan, 5.00%, Maturing June 8, 2018		12,357	12,406,830
Sabre, Inc.
Term Loan, 2.24%, Maturing September 30, 2014		12,595	12,149,038

See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2012

Portfolio of Investments (Unaudited) — continued

		Principal
		Amount*
Borrower/Tranche Description		(000’s omitted)	Value

Business Equipment and Services (continued)

Sensus USA Inc.
Term Loan, 4.75%, Maturing May 9, 2017		1,931	$1,934,521
Term Loan - Second Lien, 8.50%, Maturing May 9, 2018		2,000	1,997,500
Softlayer Technologies, Inc.
Term Loan, 7.25%, Maturing November 5, 2016		1,407	1,418,621
Sungard Data Systems, Inc.
Term Loan, 3.95%, Maturing February 26, 2016		14,078	14,126,808
Term Loan, 3.99%, Maturing February 28, 2017		3,064	3,078,584
SymphonyIRI Group, Inc.
Term Loan, 5.00%, Maturing December 1, 2017		918	919,784
Trans Union, LLC
Term Loan, 4.75%, Maturing February 12, 2018		9,363	9,477,097
Travelport LLC
Term Loan, 4.97%, Maturing August 21, 2015		4,111	3,760,957
Term Loan, 4.97%, Maturing August 21, 2015		5,549	5,075,904
Term Loan, 4.97%, Maturing August 21, 2015		2,922	2,673,456
Term Loan, 5.18%, Maturing August 21, 2015	EUR	740	853,121
U.S. Security Holdings, Inc.
Term Loan, 6.00%, Maturing July 28, 2017		350	351,910
Term Loan, 6.00%, Maturing July 28, 2017		2,289	2,298,840
West Corporation
Term Loan, 4.49%, Maturing July 15, 2016		1,814	1,824,737
Term Loan, 4.60%, Maturing July 15, 2016		5,160	5,189,029

			$218,946,640

Cable and Satellite Television — 4.3%

Atlantic Broadband Finance, LLC
Term Loan, 5.25%, Maturing April 3, 2019		6,525	$6,576,658
Term Loan - Second Lien, 9.75%, Maturing October 3, 2019		2,000	2,002,500
BBHI Acquisition LLC
Term Loan, 4.50%, Maturing December 14, 2017		2,740	2,751,874
Bragg Communications Incorporated
Term Loan, 4.00%, Maturing February 28, 2018		1,050	1,052,678
Cequel Communications, LLC
Term Loan, 4.00%, Maturing February 14, 2019		16,600	16,446,450
Charter Communications Operating, LLC
Term Loan, 3.72%, Maturing September 6, 2016		2,675	2,678,729
Term Loan, 4.00%, Maturing May 15, 2019		4,525	4,520,475
Crown Media Holdings, Inc.
Term Loan, 5.75%, Maturing July 14, 2018		1,386	1,393,412
CSC Holdings, Inc.
Term Loan, 3.24%, Maturing March 29, 2016		7,061	7,040,125
Kabel Deutschland GMBH
Term Loan, 4.25%, Maturing February 1, 2019		2,825	2,835,594
Lavena Holdings 4 GmbH
Term Loan, 3.68%, Maturing March 6, 2015	EUR	2,717	3,110,673
Term Loan, 4.06%, Maturing March 4, 2016	EUR	2,717	3,110,673
MCC Iowa LLC
Term Loan, 1.95%, Maturing January 30, 2015		1,862	1,803,793
Mediacom Broadband LLC
Term Loan, 4.50%, Maturing October 23, 2017		3,316	3,320,082
Mediacom Illinois, LLC
Term Loan, 1.95%, Maturing January 30, 2015		5,710	5,510,103
Mediacom LLC
Term Loan, 4.50%, Maturing October 23, 2017		2,876	2,874,477
NDS Finance Limited
Term Loan, 4.00%, Maturing March 12, 2018		6,965	6,973,456
UPC Broadband Holding B.V.
Term Loan, 4.17%, Maturing December 31, 2016	EUR	7,221	9,349,633
UPC Financing Partnership
Term Loan, 3.74%, Maturing December 30, 2016		453	452,099
Term Loan, 3.74%, Maturing December 29, 2017		1,593	1,584,818
Term Loan, 4.75%, Maturing December 29, 2017		1,000	1,005,000

			$86,393,302

Chemicals and Plastics — 4.9%

Ashland, Inc.
Term Loan, 3.75%, Maturing August 23, 2018		2,362	$2,368,927
AZ Chem US Inc.
Term Loan, 7.25%, Maturing December 22, 2017		3,191	3,250,507
Chemtura Corp.
Term Loan, 5.50%, Maturing August 27, 2016		2,600	2,624,375
General Chemical Corporation
Term Loan, 5.00%, Maturing October 6, 2015		1,225	1,230,664
Harko C.V.
Term Loan, 5.75%, Maturing August 2, 2017		1,517	1,528,755
Houghton International, Inc.
Term Loan, 6.75%, Maturing January 29, 2016		4,971	4,996,281
Huntsman International, LLC
Term Loan, 2.85%, Maturing April 19, 2017		3,503	3,486,314
Ineos US Finance LLC
Term Loan, 8.00%, Maturing December 16, 2014		474	493,276
Momentive Performance Materials GmbH
Term Loan, 3.90%, Maturing May 5, 2015	EUR	2,813	3,555,870
Momentive Performance Materials Inc.
Term Loan, 3.75%, Maturing May 29, 2015		1,750	1,671,250

See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2012

Portfolio of Investments (Unaudited) — continued

		Principal
		Amount*
Borrower/Tranche Description		(000’s omitted)	Value

Chemicals and Plastics (continued)

Momentive Performance Materials USA Inc.
Term Loan, 3.75%, Maturing May 5, 2015		13,051	$12,594,610
Momentive Specialty Chemicals Inc.
Term Loan, 4.00%, Maturing May 5, 2015		2,959	2,948,040
Term Loan, 4.25%, Maturing May 5, 2015		1,337	1,332,307
Term Loan, 4.25%, Maturing May 5, 2015		3,810	3,743,325
Term Loan, 4.54%, Maturing May 5, 2015	EUR	718	928,824
Norit NV
Term Loan, 6.75%, Maturing July 7, 2017		3,632	3,672,607
Omnova Solutions Inc.
Term Loan, 5.75%, Maturing May 31, 2017		2,321	2,332,228
PolyOne Corp.
Term Loan, 5.00%, Maturing December 20, 2017		5,171	5,203,130
Schoeller Arca Systems Holding B.V.
Term Loan, 5.49%, Maturing November 16, 2015	EUR	289	267,827
Term Loan, 5.49%, Maturing November 16, 2015	EUR	824	763,622
Term Loan, 5.49%, Maturing November 16, 2015	EUR	887	821,732
Solutia, Inc.
Revolving Loan, 0.92%, Maturing March 17, 2015(2)		1,750	1,750,000
Term Loan, 3.50%, Maturing August 1, 2017		3,879	3,882,533
Sonneborn LLC
Term Loan, Maturing March 26, 2018(5)		1,775	1,792,750
Styron S.A.R.L, LLC
Term Loan, 6.00%, Maturing August 2, 2017		7,011	6,553,331
Taminco Global Chemical Corporation
Term Loan, 6.25%, Maturing February 15, 2019		1,000	1,011,875
Tronox Pigments (Netherlands) B.V.
Term Loan, 1.00%, Maturing February 8, 2018(2)		1,746	1,749,158
Term Loan, 4.25%, Maturing February 8, 2018		6,404	6,416,724
Univar Inc.
Term Loan, 5.00%, Maturing June 30, 2017		15,333	15,380,052

			$98,350,894

Clothing / Textiles — 0.1%

Phillips-Van Heusen Corporation
Term Loan, 3.75%, Maturing May 6, 2016	EUR	269	$355,670
Warnaco Inc.
Term Loan, 3.75%, Maturing June 15, 2018		1,439	1,442,723

			$1,798,393

Conglomerates — 1.6%

Jason Incorporated
Term Loan, 8.25%, Maturing September 21, 2014		571	$570,687
Term Loan, 7.75%, Maturing September 22, 2014		572	569,329
Term Loan, 8.25%, Maturing September 22, 2014		229	228,093
Rexnord Corporation
Term Loan, 5.00%, Maturing April 2, 2018		11,671	11,794,903
RGIS Holdings LLC
Term Loan, 2.49%, Maturing April 30, 2014		238	236,131
Term Loan, 2.49%, Maturing April 30, 2014		4,758	4,722,625
Spectrum Brands, Inc.
Term Loan, 5.00%, Maturing June 17, 2016		5,148	5,173,355
Walter Energy, Inc.
Term Loan, 4.00%, Maturing April 2, 2018		8,214	8,223,857

			$31,518,980

Containers and Glass Products — 2.6%

Berry Plastics Corporation
Term Loan, 2.24%, Maturing April 3, 2015		12,672	$12,386,728
BWAY Corporation
Term Loan, 4.50%, Maturing February 23, 2018		634	636,099
Term Loan, 4.50%, Maturing February 23, 2018		6,684	6,709,486
Consolidated Container Company., LLC
Term Loan, 2.50%, Maturing March 28, 2014		740	726,808
Term Loan - Second Lien, 5.75%, Maturing September 28, 2014		1,500	1,433,126
Hilex Poly Co. LLC
Term Loan, 11.25%, Maturing November 16, 2015		1,222	1,252,345
Pelican Products, Inc.
Term Loan, 5.00%, Maturing March 7, 2017		1,533	1,533,067
Reynolds Group Holdings Inc.
Term Loan, 6.50%, Maturing February 9, 2018		11,008	11,179,602
Term Loan, 6.50%, Maturing August 9, 2018		8,219	8,347,307
Sealed Air Corporation
Term Loan, 4.75%, Maturing October 3, 2018		737	746,090
TricorBraun, Inc.
Term Loan, Maturing May 10, 2018(5)		6,575	6,594,995

			$51,545,653

Cosmetics / Toiletries — 0.3%

Bausch & Lomb, Inc.
Term Loan, 3.49%, Maturing April 24, 2015		794	$794,077
Term Loan, 3.67%, Maturing April 24, 2015		3,248	3,249,845
Huish Detergents, Inc.
Term Loan, 2.24%, Maturing April 25, 2014		1,863	1,781,741
Prestige Brands, Inc.
Term Loan, 5.26%, Maturing January 31, 2019		1,195	1,204,027

			$7,029,690

See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2012

Portfolio of Investments (Unaudited) — continued

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)	Value

Drugs — 0.8%

Aptalis Pharma, Inc.
Term Loan, 5.50%, Maturing February 10, 2017	2,500	$2,470,833
Term Loan, 5.50%, Maturing February 10, 2017	4,913	4,871,363
Capsugel Holdings US, Inc.
Term Loan, 5.25%, Maturing August 1, 2018	2,276	2,303,039
Endo Pharmaceuticals Holdings Inc.
Term Loan, 4.00%, Maturing June 18, 2018	883	886,881
Warner Chilcott Company, LLC
Term Loan, 4.25%, Maturing March 15, 2018	1,395	1,400,372
Warner Chilcott Corporation
Term Loan, 4.25%, Maturing March 15, 2018	2,789	2,800,744
WC Luxco S.a.r.l.
Term Loan, 4.25%, Maturing March 15, 2018	1,918	1,925,512

		$16,658,744

Ecological Services and Equipment — 0.1%

Envirotest Systems Holding Corp.
Term Loan - Second Lien, 15.50%, Maturing September 12, 2014(6)	68	$69,916
Safety Kleen (SK Holdings)
Term Loan, 5.00%, Maturing February 17, 2017	997	1,000,962

		$1,070,878

Electronics / Electrical — 7.6%

Aeroflex Incorporated
Term Loan, 4.25%, Maturing May 9, 2018	2,737	$2,732,300
Aspect Software, Inc.
Term Loan, 6.25%, Maturing May 6, 2016	5,274	5,303,371
Attachmate Corporation
Term Loan, 6.50%, Maturing April 27, 2017	6,782	6,782,421
Cinedigm Digital Funding I, LLC
Term Loan, 5.25%, Maturing April 29, 2016	1,201	1,198,689
CommScope, Inc.
Term Loan, 4.25%, Maturing January 12, 2018	7,319	7,342,234
Dealer Computer Services, Inc.
Term Loan, 2.74%, Maturing April 21, 2016	2,073	2,067,734
Term Loan, 3.75%, Maturing April 20, 2018	4,134	4,139,167
DG FastChannel, Inc.
Term Loan, 5.75%, Maturing July 26, 2018	4,496	4,501,185
Eagle Parent, Inc.
Term Loan, 5.00%, Maturing May 16, 2018	7,469	7,489,572
Edwards (Cayman Islands II) Limited
Term Loan, 5.50%, Maturing May 31, 2016	2,469	2,465,664
Term Loan, 5.50%, Maturing May 31, 2016	3,061	3,057,423
FCI International
Term Loan, 3.62%, Maturing November 1, 2013	391	383,582
Term Loan, 3.62%, Maturing November 1, 2013	391	383,582
Term Loan, 3.62%, Maturing November 1, 2013	406	398,434
Term Loan, 3.62%, Maturing November 1, 2013	406	398,434
Term Loan, 3.62%, Maturing November 1, 2013	1,573	1,544,953
Freescale Semiconductor, Inc.
Term Loan, 4.49%, Maturing December 1, 2016	10,834	10,647,288
InfoGroup Inc.
Term Loan, 5.75%, Maturing May 25, 2018	2,652	2,413,559
Microsemi Corporation
Term Loan, 4.00%, Maturing February 2, 2018	8,174	8,199,762
NeuStar, Inc.
Term Loan, 5.00%, Maturing November 8, 2018	2,587	2,616,104
Nxp B.V.
Term Loan, 4.50%, Maturing March 3, 2017	6,955	6,885,202
Term Loan, 5.50%, Maturing March 3, 2017	2,761	2,783,559
Term Loan, 5.25%, Maturing March 19, 2019	4,275	4,288,359
Oberthur Technologies
Term Loan, 6.25%, Maturing March 30, 2019	1,525	1,496,406
Open Solutions, Inc.
Term Loan, 2.60%, Maturing January 23, 2014	5,297	5,121,757
Rocket Software, Inc.
Term Loan, 7.00%, Maturing February 8, 2018	1,147	1,152,861
Term Loan - Second Lien, 10.25%, Maturing February 8, 2019	1,000	1,002,500
Rovi Solutions Corporation
Term Loan, 4.00%, Maturing March 28, 2019	9,200	9,217,020
SafeNet Inc.
Term Loan, 2.74%, Maturing April 12, 2014	2,717	2,683,425
Semtech Corp.
Term Loan, 4.25%, Maturing March 20, 2017	1,075	1,077,687
Sensata Technologies Finance Company, LLC
Term Loan, 4.00%, Maturing May 11, 2018	8,362	8,380,451
Serena Software, Inc.
Term Loan, 4.47%, Maturing March 10, 2016	6,397	6,364,982
Term Loan, 5.00%, Maturing March 10, 2016	900	895,500
Shield Finance Co. S.A.R.L.
Term Loan, 7.75%, Maturing June 15, 2016	1,919	1,916,289
SkillSoft Corporation
Term Loan, 6.50%, Maturing May 26, 2017	697	703,465
Term Loan, 6.50%, Maturing May 26, 2017	2,935	2,964,510
Sophia, L.P.
Term Loan, 6.25%, Maturing July 19, 2018	3,600	3,663,749

See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2012

Portfolio of Investments (Unaudited) — continued

	Principal
	Amount*
Borrower/Tranche Description	(000’s omitted)	Value

Electronics / Electrical (continued)

Spansion LLC
Term Loan, 4.75%, Maturing February 9, 2015	1,095	$1,100,049
Sunquest Information Systems, Inc.
Term Loan, 6.25%, Maturing December 16, 2016	2,655	2,661,575
VeriFone Inc.
Term Loan, 4.25%, Maturing December 28, 2018	4,813	4,830,206
Vertafore, Inc.
Term Loan, 5.25%, Maturing July 29, 2016	4,076	4,094,927
Web.com Group, Inc.
Term Loan, 7.00%, Maturing October 27, 2017	5,664	5,687,287

		$153,037,224

Equipment Leasing — 0.8%

BakerCorp International, Inc.
Term Loan, 4.75%, Maturing June 1, 2018	3,399	$3,412,060
Delos Aircraft Inc.
Term Loan, 4.75%, Maturing April 12, 2016	4,450	4,479,205
Flying Fortress Inc.
Term Loan, 5.00%, Maturing June 30, 2017	8,900	8,947,286

		$16,838,551

Farming / Agriculture — 0.1%

Wm. Bolthouse Farms, Inc.
Term Loan, 5.51%, Maturing February 11, 2016	1,461	$1,471,003

		$1,471,003

Financial Intermediaries — 4.3%

AmWINS Group, Inc.
Term Loan, 4.49%, Maturing June 8, 2013	1,930	$1,929,067
Asset Acceptance Capital Corp.
Term Loan, 8.75%, Maturing November 14, 2017	3,407	3,440,944
August U.S. Holding Company, Inc.
Term Loan, Maturing April 27, 2018(5)	1,100	1,078,000
CB Richard Ellis Services, Inc.
Term Loan, 3.49%, Maturing March 5, 2018	1,761	1,756,942
Term Loan, 3.74%, Maturing September 4, 2019	895	892,617
Citco III Limited
Term Loan, 5.50%, Maturing June 29, 2018	5,761	5,732,680
First Data Corporation
Term Loan, 2.99%, Maturing September 24, 2014	4,274	4,094,759
Term Loan, 2.99%, Maturing September 24, 2014	4,489	4,302,540
Term Loan, 2.99%, Maturing September 24, 2014	7,004	6,712,267
Term Loan, 4.24%, Maturing March 23, 2018	4,755	4,342,213
Grosvenor Capital Management Holdings, LLP
Term Loan, 4.25%, Maturing December 5, 2016	1,308	1,282,043
Hamilton Lane Advisors, LLC
Term Loan, 6.50%, Maturing February 23, 2018	1,950	1,954,875
Harbourvest Partners, LLC
Term Loan, 6.25%, Maturing December 16, 2016	2,278	2,289,575
iPayment, Inc.
Term Loan, 5.75%, Maturing May 8, 2017	4,065	4,095,991
LPL Holdings, Inc.
Term Loan, Maturing March 23, 2017(5)	2,150	2,107,000
Term Loan, 4.00%, Maturing March 29, 2019	8,600	8,624,192
Mercury Payment Systems Canada, LLC
Term Loan, 5.50%, Maturing July 3, 2017	1,911	1,920,115
MIP Delaware, LLC
Term Loan, 5.50%, Maturing July 12, 2018	2,475	2,502,431
Nuveen Investments, Inc.
Term Loan, 5.97%, Maturing May 12, 2017	10,258	10,289,879
Term Loan, 5.97%, Maturing May 13, 2017	7,004	7,026,301
Term Loan, 7.25%, Maturing May 13, 2017	1,400	1,414,875
RJO Holdings Corp.
Term Loan, 6.24%, Maturing December 10, 2015(6)	23	18,624
Term Loan, 6.99%, Maturing December 10, 2015(6)	718	562,662
RPI Finance Trust
Term Loan, 4.00%, Maturing May 9, 2018	7,779	7,814,262
Vantiv, LLC
Term Loan, 3.75%, Maturing February 27, 2019	1,250	1,250,000

		$87,434,854

Food Products — 4.5%

American Seafoods Group LLC
Term Loan, 4.25%, Maturing March 8, 2018	1,584	$1,546,289
Dean Foods Company
Term Loan, 1.74%, Maturing April 2, 2014	8,768	8,743,194
Del Monte Foods Company
Term Loan, 4.50%, Maturing March 8, 2018	26,459	26,309,730
Dole Food Company Inc.
Term Loan, 5.04%, Maturing July 6, 2018	2,848	2,868,503
Farley’s & Sathers Candy Company, Inc.
Term Loan, 6.50%, Maturing March 30, 2018	2,955	2,976,665
High Liner Foods Incorporated
Term Loan, 7.00%, Maturing January 3, 2018	1,696	1,708,468
JBS USA Holdings Inc.
Term Loan, 4.25%, Maturing May 25, 2018	6,866	6,874,307

See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2012

Portfolio of Investments (Unaudited) — continued

		Principal
		Amount*
Borrower/Tranche Description		(000’s omitted)	Value

Food Products (continued)

Michael Foods Group, Inc.
Term Loan, 4.25%, Maturing February 23, 2018		3,009	$3,019,504
NBTY, Inc.
Term Loan, 4.25%, Maturing October 2, 2017		15,309	15,352,490
Pierre Foods, Inc.
Term Loan, 7.00%, Maturing September 30, 2016		2,684	2,699,223
Pinnacle Foods Finance LLC
Revolving Loan, 0.50%, Maturing April 2, 2013(2)		3,000	2,865,000
Term Loan, 2.77%, Maturing April 2, 2014		10,193	10,211,859
Term Loan, 4.75%, Maturing October 17, 2018		775	779,682
Solvest Ltd.
Term Loan, 5.03%, Maturing July 6, 2018		5,097	5,133,118

			$91,088,032

Food Service — 5.3%

Aramark Corporation
Term Loan, 3.34%, Maturing July 26, 2016		441	$440,729
Term Loan, 3.34%, Maturing July 26, 2016		888	886,722
Term Loan, 3.49%, Maturing July 26, 2016		13,497	13,483,202
Term Loan, 3.65%, Maturing July 26, 2016		5,581	5,572,827
Buffets, Inc.
Term Loan, 0.00%, Maturing April 21, 2015(7)		2,944	1,339,549
Term Loan, 0.00%, Maturing April 22, 2015(6)(7)		372	178,338
Burger King Corporation
Term Loan, 4.50%, Maturing October 19, 2016		14,861	14,926,244
DineEquity, Inc.
Term Loan, 4.25%, Maturing October 19, 2017		5,001	5,019,672
Dunkin’ Brands, Inc.
Term Loan, 4.00%, Maturing November 23, 2017		12,143	12,174,804
NPC International, Inc.
Term Loan, 5.25%, Maturing December 28, 2018		1,775	1,788,313
OSI Restaurant Partners, LLC
Term Loan, 2.60%, Maturing June 14, 2013		1,746	1,728,194
Term Loan, 2.56%, Maturing June 14, 2014		18,203	18,012,488
Sagittarius Restaurants, LLC
Term Loan, 7.51%, Maturing May 18, 2015		958	964,192
Selecta
Term Loan, 3.76%, Maturing June 28, 2015	GBP	2,500	3,418,233
U.S. Foodservice, Inc.
Term Loan, 2.74%, Maturing July 3, 2014		9,638	9,495,454
Weight Watchers International, Inc.
Term Loan, 4.00%, Maturing March 12, 2019		13,225	13,252,495
Wendy’s Arby’s Restaurants, LLC
Term Loan, 5.00%, Maturing May 24, 2017		3,375	3,383,252

			$106,064,708

Food / Drug Retailers — 4.7%

Alliance Boots Holdings Limited
Term Loan, 3.32%, Maturing July 9, 2015	EUR	1,749	$2,198,320
Term Loan, 3.58%, Maturing July 9, 2015	GBP	16,200	24,352,017
General Nutrition Centers, Inc.
Term Loan, 4.25%, Maturing March 2, 2018		6,900	6,924,150
Iceland Foods Group Limited
Term Loan, Maturing April 12, 2019(5)	EUR	2,725	3,633,386
Landry’s, Inc.
Term Loan, 6.50%, Maturing April 24, 2018		6,175	6,183,682
Rite Aid Corporation
Term Loan, 2.00%, Maturing June 4, 2014		19,128	18,888,741
Term Loan, 4.50%, Maturing March 2, 2018		11,883	11,823,363
Roundy’s Supermarkets, Inc.
Term Loan, 5.75%, Maturing February 8, 2019		2,600	2,626,650
Sprouts Farmers Markets Holdings, LLC
Term Loan, Maturing April 20, 2018(5)		6,750	6,716,176
Supervalu Inc.
Term Loan, 4.50%, Maturing April 28, 2018		11,833	11,875,716

			$95,222,201

Forest Products — 0.1%

Xerium Technologies, Inc.
Term Loan, 5.50%, Maturing May 22, 2017		1,354	$1,347,137

			$1,347,137

Health Care — 14.0%

Alere, Inc.
Term Loan, 4.75%, Maturing June 30, 2017		1,250	$1,249,219
Term Loan, 4.75%, Maturing June 30, 2017		1,521	1,521,504
Term Loan, 4.75%, Maturing June 30, 2017		6,915	6,916,688
Alliance Healthcare Services, Inc.
Term Loan, 7.25%, Maturing June 1, 2016		3,500	3,360,279
Ardent Medical Services, Inc.
Term Loan, 6.50%, Maturing September 15, 2015		4,585	4,602,127
Aveta, Inc.
Term Loan, 8.50%, Maturing April 4, 2017		1,825	1,822,719
Term Loan, 8.50%, Maturing April 4, 2017		1,825	1,822,719
Biomet Inc.
Term Loan, 3.37%, Maturing March 25, 2015		13,079	13,053,703
CareStream Health, Inc.
Term Loan, 5.00%, Maturing February 25, 2017		5,295	5,176,165
Catalent Pharma Solutions
Term Loan, 4.24%, Maturing September 15, 2016		5,786	5,797,287
Term Loan, 5.25%, Maturing September 15, 2017		3,146	3,155,706

See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2012

Portfolio of Investments (Unaudited) — continued

		Principal
		Amount*
Borrower/Tranche Description		(000’s omitted)	Value

Health Care (continued)

CDRL MS, Inc.
Term Loan, 6.75%, Maturing September 30, 2016		1,757	$1,762,761
Community Health Systems, Inc.
Term Loan, 2.63%, Maturing July 25, 2014		12,587	12,495,170
Term Loan, 3.99%, Maturing January 25, 2017		9,792	9,692,948
ConMed Corporation
Term Loan, 1.74%, Maturing April 12, 2013		955	938,720
Convatec Inc.
Term Loan, 5.75%, Maturing December 22, 2016		1,476	1,478,973
CRC Health Corporation
Term Loan, 4.97%, Maturing November 16, 2015		7,597	6,998,910
Dako (EQT Project Delphi)
Term Loan, 2.42%, Maturing May 29, 2015	EUR	1,337	1,605,921
DaVita, Inc.
Term Loan, 4.50%, Maturing October 20, 2016		6,559	6,590,589
DJO Finance, LLC
Term Loan, 5.24%, Maturing November 1, 2016		6,259	6,256,217
Term Loan, 6.25%, Maturing September 15, 2017		2,100	2,109,975
Drumm Investors, LLC
Term Loan, 5.00%, Maturing May 4, 2018		9,463	8,957,172
Emdeon, Inc.
Term Loan, 5.00%, Maturing November 2, 2018		2,525	2,549,619
Emergency Medical Services Corporation
Term Loan, 5.25%, Maturing May 25, 2018		12,747	12,806,012
Fresenius US Finance I Inc.
Term Loan, 3.25%, Maturing September 10, 2014		355	355,675
Term Loan, 3.25%, Maturing September 10, 2014		621	622,398
Grifols Inc.
Term Loan, 4.50%, Maturing June 1, 2017		4,161	4,176,449
Hanger Orthopedic Group, Inc.
Term Loan, 4.01%, Maturing December 1, 2016		3,416	3,396,121
HCA, Inc.
Term Loan, 3.72%, Maturing March 31, 2017		17,061	16,831,456
Term Loan, 3.49%, Maturing May 1, 2018		10,538	10,379,719
Health Management Associates, Inc.
Term Loan, 4.50%, Maturing November 16, 2018		15,898	15,928,201
Iasis Healthcare, LLC
Term Loan, 5.00%, Maturing May 3, 2018		2,861	2,872,675
Immucor, Inc.
Term Loan, 7.25%, Maturing August 17, 2018		1,965	1,989,689
inVentiv Health, Inc.
Term Loan, 6.50%, Maturing August 4, 2016		12,725	12,072,459
Term Loan, 6.75%, Maturing May 15, 2018		3,548	3,375,213
Kindred Healthcare, Inc.
Term Loan, 5.25%, Maturing June 1, 2018		3,819	3,675,439
Kinetic Concepts, Inc.
Term Loan, 7.00%, Maturing May 4, 2018		11,970	12,239,325
MedAssets, Inc.
Term Loan, 5.25%, Maturing November 16, 2016		4,135	4,172,761
Medpace, Inc.
Term Loan, 6.50%, Maturing June 16, 2017		2,531	2,467,603
Multiplan, Inc.
Term Loan, 4.75%, Maturing August 26, 2017		9,827	9,819,705
Pharmaceutical Product Development, Inc.
Term Loan, 6.25%, Maturing December 5, 2018		5,162	5,222,825
Prime Healthcare Services, Inc.
Term Loan, 7.50%, Maturing April 28, 2015		6,707	6,673,546
Radnet Management, Inc.
Term Loan, 5.75%, Maturing April 6, 2016		2,523	2,514,037
Select Medical Corporation
Term Loan, 5.50%, Maturing June 1, 2018		8,635	8,426,074
Sunrise Medical Holdings B.V.
Term Loan, 6.75%, Maturing May 13, 2014	EUR	946	1,210,982
TriZetto Group, Inc. (The)
Term Loan, 4.75%, Maturing May 2, 2018		7,714	7,708,350
Universal Health Services, Inc.
Term Loan, 3.75%, Maturing November 15, 2016		2,949	2,956,182
Valeant Pharmaceuticals International
Term Loan, 3.75%, Maturing February 8, 2019		2,600	2,598,939
Vanguard Health Holding Co II., LLC
Term Loan, 5.00%, Maturing January 29, 2016		3,725	3,753,762
VWR Funding, Inc.
Term Loan, 2.85%, Maturing June 27, 2014	EUR	2,480	3,232,458
Term Loan, 2.74%, Maturing June 30, 2014		10,607	10,569,865

			$281,963,011

Home Furnishings — 0.4%

Hunter Fan Company
Term Loan, 2.74%, Maturing April 16, 2014		1,077	$1,010,036
National Bedding Company LLC
Term Loan, 4.00%, Maturing November 28, 2013		3,856	3,863,418
Oreck Corporation
Term Loan - Second Lien, 3.97%, Maturing March 19, 2016(6)		237	213,554
Sofia III S.a.r.l.
Term Loan, 2.90%, Maturing June 24, 2016	EUR	2,243	2,587,658

			$7,674,666

See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2012

Portfolio of Investments (Unaudited) — continued

		Principal
		Amount*
Borrower/Tranche Description		(000’s omitted)	Value

Industrial Equipment — 2.7%

Colfax Corporation
Term Loan, 4.50%, Maturing January 11, 2019		9,691	$9,734,560
Excelitas Technologies Corp.
Term Loan, 4.75%, Maturing November 23, 2016		1,970	1,950,300
Generac Power Systems
Term Loan, 3.75%, Maturing February 8, 2019		1,200	1,200,000
Grede, LLC
Term Loan, 7.00%, Maturing April 3, 2017		6,450	6,417,750
Husky Injection Molding Systems Ltd
Term Loan, 6.55%, Maturing June 29, 2018		2,985	3,014,812
Kinetek Acquistions Corporation
Term Loan, 2.75%, Maturing November 11, 2013		79	79,373
Term Loan, 2.75%, Maturing November 11, 2013		781	782,594
Kion Group GMBH
Term Loan, 3.49%, Maturing December 23, 2014(4)		1,812	1,670,354
Term Loan, 4.15%, Maturing December 23, 2014(4)	EUR	1,303	1,602,791
Term Loan, 3.99%, Maturing December 23, 2015(4)		1,812	1,670,354
Term Loan, 4.15%, Maturing December 29, 2015(4)	EUR	1,283	1,579,019
Manitowoc Company, Inc. (The)
Term Loan, 4.25%, Maturing November 13, 2017		1,639	1,641,299
MX USA, Inc.
Term Loan, Maturing April 28, 2017(5)		1,700	1,674,500
Polypore, Inc.
Term Loan, 2.24%, Maturing July 3, 2014		7,909	7,819,585
Term Loan, 2.35%, Maturing July 3, 2014	EUR	708	918,054
Schaeffler AG
Term Loan, 6.00%, Maturing January 27, 2017		3,000	3,018,750
Tank Intermediate Holding Corp.
Term Loan, 4.75%, Maturing April 15, 2016		2,604	2,607,028
Terex Corporation
Term Loan, 5.50%, Maturing April 28, 2017		5,497	5,552,342
Unifrax Corporation
Term Loan, 7.00%, Maturing November 28, 2018		998	1,010,592

			$53,944,057

Insurance — 2.8%

Alliant Holdings I, Inc.
Revolving Loan, 0.50%, Maturing August 21, 2013(2)		5,000	$4,681,125
Term Loan, 3.47%, Maturing August 21, 2014		933	935,496
Term Loan, 6.75%, Maturing August 21, 2014		1,908	1,931,753
Applied Systems, Inc
Term Loan, 5.51%, Maturing December 8, 2016		2,977	2,978,423
Asurion LLC
Term Loan, 5.50%, Maturing May 24, 2018		18,412	18,469,583
Term Loan - Second Lien, 9.00%, Maturing May 24, 2019		4,675	4,762,072
CCC Information Services, Inc.
Term Loan, 5.50%, Maturing November 11, 2015		3,031	3,056,453
CNO Financial Group, Inc.
Term Loan, 6.25%, Maturing September 30, 2016		3,097	3,121,816
Hub International Limited
Term Loan, 2.97%, Maturing June 13, 2014		841	839,895
Term Loan, 2.97%, Maturing June 13, 2014		3,743	3,729,678
Term Loan, 6.75%, Maturing June 13, 2014		1,316	1,328,304
Sedgwick CMS Holdings, Inc.
Term Loan, 5.00%, Maturing December 30, 2016		992	994,788
Towergate Finance, PLC
Term Loan, 6.50%, Maturing August 4, 2017	GBP	2,000	2,996,954
USI Holdings Corporation
Term Loan, 2.74%, Maturing May 5, 2014		6,107	6,010,466

			$55,836,806

Leisure Goods / Activities / Movies — 4.8%

Alpha D2 Limited
Term Loan, Maturing April 28, 2017(5)		6,325	$6,261,750
AMC Entertainment, Inc.
Term Loan, 3.49%, Maturing December 15, 2016		4,870	4,864,869
Term Loan, 4.25%, Maturing February 22, 2018		4,594	4,592,783
AMC Networks Inc.
Term Loan, 4.00%, Maturing December 31, 2018		6,445	6,445,188
Bombardier Recreational Products, Inc.
Term Loan, 4.49%, Maturing June 28, 2016		7,617	7,623,361
Cedar Fair, L.P.
Term Loan, 4.00%, Maturing December 15, 2017		6,535	6,561,279
Cinemark USA, Inc.
Term Loan, 3.57%, Maturing April 29, 2016		4,844	4,870,886
Clubcorp Club Operations, Inc.
Term Loan, 6.00%, Maturing November 30, 2016		3,857	3,880,588
Fender Musical Instruments Corp.
Term Loan, 2.49%, Maturing June 9, 2014		254	249,899
Term Loan, 2.49%, Maturing June 9, 2014		503	494,590
Kasima, LLC
Term Loan, 5.00%, Maturing March 10, 2015		3,820	3,834,551
Term Loan, 5.00%, Maturing March 31, 2017		2,970	2,981,138
Live Nation Entertainment, Inc.
Term Loan, 4.50%, Maturing November 7, 2016		8,228	8,242,180
Merlin Entertainment Group Luxembourg 2 S.a.r.l.
Term Loan, 4.49%, Maturing July 21, 2017		4,224	4,207,065
Regal Cinemas, Inc.
Term Loan, 3.37%, Maturing August 23, 2017		6,194	6,200,536

See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2012

Portfolio of Investments (Unaudited) — continued

		Principal
		Amount*
Borrower/Tranche Description		(000’s omitted)	Value

Leisure Goods / Activities / Movies (continued)

Revolution Studios Distribution Company, LLC
Term Loan, 3.99%, Maturing December 21, 2014		3,014	$2,290,786
Term Loan - Second Lien, 7.24%, Maturing June 21, 2015(6)		2,825	987,620
SeaWorld Parks & Entertainment, Inc.
Term Loan, 4.00%, Maturing August 17, 2017		1,725	1,730,175
Term Loan, 4.00%, Maturing August 17, 2017		7,389	7,411,350
Six Flags Theme Parks, Inc.
Term Loan, 4.25%, Maturing December 20, 2018		5,575	5,588,503
Town Sports International, Inc.
Term Loan, 7.00%, Maturing May 11, 2018		3,691	3,741,647
Zuffa LLC
Term Loan, 2.25%, Maturing June 19, 2015		2,911	2,828,396

			$95,889,140

Lodging and Casinos — 2.4%

Affinity Gaming, LLC
Term Loan, 10.00%, Maturing December 31, 2015		2,868	$2,937,171
Ameristar Casinos, Inc.
Term Loan, 4.00%, Maturing April 13, 2018		5,824	5,858,281
Caesars Entertainment Operating Company
Term Loan, 9.50%, Maturing October 31, 2016		978	1,007,314
Term Loan, 5.49%, Maturing January 26, 2018		16,362	14,997,111
Gala Group, LTD
Term Loan, 5.69%, Maturing May 30, 2018	GBP	5,725	7,959,380
Isle of Capri Casinos, Inc.
Term Loan, 4.75%, Maturing November 1, 2013		2,401	2,416,506
Las Vegas Sands LLC
Term Loan, 2.85%, Maturing November 23, 2016		1,807	1,783,539
Term Loan, 2.85%, Maturing November 23, 2016		7,155	7,059,126
LodgeNet Entertainment Corporation
Term Loan, 6.50%, Maturing April 4, 2014		922	839,180
Pinnacle Entertainment, Inc.
Term Loan, 4.00%, Maturing March 19, 2019		2,525	2,531,706
Tropicana Entertainment, Inc.
Term Loan, 7.50%, Maturing March 16, 2018		400	399,250

			$47,788,564

Nonferrous Metals / Minerals — 1.4%

Fairmount Minerals LTD
Term Loan, 5.25%, Maturing March 15, 2017		9,134	$9,167,362
Noranda Aluminum Acquisition Corporation
Term Loan, 5.75%, Maturing February 24, 2019		4,675	4,721,750
Novelis, Inc.
Term Loan, 4.00%, Maturing March 10, 2017		1,766	1,769,724
Term Loan, 4.00%, Maturing March 10, 2017		3,740	3,747,716
Oxbow Carbon and Mineral Holdings, LLC
Term Loan, 3.85%, Maturing May 8, 2016		3,215	3,235,467
Preferred Sands Holding Company, LLC
Term Loan, 7.50%, Maturing December 15, 2016		6,441	6,393,065

			$29,035,084

Oil and Gas — 3.9%

Buffalo Gulf Coast Terminals LLC
Term Loan, 7.50%, Maturing October 31, 2017		6,517	$6,517,375
CCS Corporation
Term Loan, 6.50%, Maturing October 17, 2014		1,421	1,433,295
Term Loan, 3.24%, Maturing November 14, 2014		4,992	4,879,863
Citgo Petroleum Corporation
Term Loan, 8.00%, Maturing June 24, 2015		452	457,004
Term Loan, 9.00%, Maturing June 23, 2017		5,846	5,962,792
Crestwood Holdings LLC
Term Loan, 9.75%, Maturing March 26, 2018		5,525	5,628,594
Energy Transfer Equity, L.P.
Term Loan, 3.75%, Maturing March 21, 2017		16,000	15,834,288
Frac Tech International, LLC
Term Loan, 6.25%, Maturing May 6, 2016		11,883	11,477,425
Gibson Energy
Term Loan, 5.75%, Maturing June 15, 2018		6,029	6,075,599
MEG Energy Corp.
Term Loan, 4.00%, Maturing March 16, 2018		3,184	3,193,507
Obsidian Natural Gas Trust
Term Loan, 7.00%, Maturing November 2, 2015		14,206	14,383,260
Sheridan Production Partners I, LLC
Term Loan, 6.50%, Maturing April 20, 2017		248	248,809
Term Loan, 6.50%, Maturing April 20, 2017		406	407,346
Term Loan, 6.50%, Maturing April 20, 2017		3,065	3,074,121

			$79,573,278

Publishing — 5.0%

Ascend Learning
Term Loan, 7.00%, Maturing December 6, 2016		6,881	$6,920,691
Aster Zweite Beteiligungs GmbH
Term Loan, 5.72%, Maturing December 31, 2014		2,251	2,062,100
Term Loan, 5.72%, Maturing December 31, 2014		3,440	3,150,956
Term Loan, 5.72%, Maturing December 31, 2014		3,518	3,222,650
Term Loan - Second Lien, 7.29%, Maturing June 30, 2016		1,290	1,040,143
Black Press US Partnership
Term Loan, 2.49%, Maturing August 2, 2013		431	403,342
Term Loan, 2.49%, Maturing August 2, 2013		711	664,327

See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2012

Portfolio of Investments (Unaudited) — continued

		Principal
		Amount*
Borrower/Tranche Description		(000’s omitted)	Value

Publishing (continued)

Cengage Learning Acquisitions, Inc.
Term Loan, 2.49%, Maturing July 3, 2014		5,915	$5,425,851
GateHouse Media Operating, Inc.
Term Loan, 2.24%, Maturing August 28, 2014		2,030	616,062
Term Loan, 2.24%, Maturing August 28, 2014		4,764	1,445,488
Term Loan, 2.49%, Maturing August 28, 2014		4,160	1,262,326
Getty Images, Inc.
Term Loan, 4.22%, Maturing November 13, 2015		1,493	1,502,156
Term Loan, 5.25%, Maturing November 7, 2016		4,817	4,848,656
Instant Web, Inc.
Term Loan, 3.61%, Maturing August 7, 2014		408	368,947
Term Loan, 3.61%, Maturing August 7, 2014		3,911	3,539,286
Interactive Data Corp.
Term Loan, 4.50%, Maturing February 12, 2018		9,427	9,466,691
Laureate Education, Inc.
Term Loan, Maturing August 17, 2014(5)		642	632,701
Term Loan, Maturing August 17, 2014(5)		4,321	4,256,676
Term Loan, 5.25%, Maturing August 15, 2018		16,749	16,557,484
Medianews Group
Term Loan, 8.50%, Maturing March 19, 2014		599	584,499
Merrill Communications, LLC
Term Loan, 7.75%, Maturing December 24, 2012		5,366	5,075,371
Nelson Education Ltd.
Term Loan, 2.97%, Maturing July 3, 2014		1,433	1,275,226
Newspaper Holdings Inc.
Term Loan, 2.00%, Maturing July 24, 2014		7,446	6,379,998
Nielsen Finance, LLC
Term Loan, 2.24%, Maturing August 9, 2013		1,119	1,120,624
Term Loan, 3.49%, Maturing May 2, 2016		13,045	13,069,798
Term Loan, 3.99%, Maturing May 2, 2016		3,124	3,140,862
Penton Media, Inc.
Term Loan, 5.00%, Maturing August 1, 2014(4)		1,747	1,393,365
Source Interlink Companies, Inc.
Term Loan, 10.75%, Maturing June 18, 2013		891	859,595
Term Loan, 15.00%, Maturing March 18, 2014(4)(6)		694	414,717
Star Tribune Company (The)
Term Loan, 8.00%, Maturing September 28, 2014		188	172,291
Term Loan, 8.00%, Maturing September 29, 2014		167	153,148

			$101,026,027

Radio and Television — 3.5%

Clear Channel Communication
Term Loan, 3.89%, Maturing January 28, 2016		5,413	$4,369,114
Cumulus Media, Inc.
Term Loan, 5.75%, Maturing September 17, 2018		14,307	14,463,065
Entercom Radio, LLC
Term Loan, 6.28%, Maturing November 23, 2018		1,460	1,476,425
Foxco Acquisition Sub, LLC
Term Loan, 4.75%, Maturing July 14, 2015		2,939	2,952,776
Gray Television, Inc.
Term Loan, 3.75%, Maturing December 31, 2014		1,395	1,390,358
Hubbard Radio, LLC
Term Loan, 5.25%, Maturing April 28, 2017		2,322	2,339,153
LIN Television Corp.
Term Loan, 5.00%, Maturing December 21, 2018		1,546	1,555,788
Local TV Finance, LLC
Term Loan, 4.24%, Maturing May 7, 2015		1,712	1,711,651
Mission Broadcasting, Inc.
Term Loan, 5.00%, Maturing September 30, 2016		1,217	1,219,622
Nexstar Broadcasting, Inc.
Term Loan, 5.00%, Maturing September 30, 2016		3,388	3,396,330
Radio One, Inc.
Term Loan, 7.50%, Maturing March 31, 2016		3,942	3,902,325
Raycom TV Broadcasting, Inc.
Term Loan, 4.50%, Maturing May 31, 2017		2,531	2,518,221
Sinclair Television Group Inc.
Term Loan, 4.00%, Maturing October 28, 2016		1,927	1,935,681
Tyrol Acquisitions 2 SAS
Term Loan, 4.40%, Maturing January 29, 2016	EUR	1,000	1,147,758
Term Loan, 4.40%, Maturing January 29, 2016	EUR	1,000	1,147,758
Univision Communications Inc.
Term Loan, 2.24%, Maturing September 29, 2014		2,962	2,922,211
Term Loan, 4.49%, Maturing March 31, 2017		17,827	16,674,262
Weather Channel
Term Loan, 4.25%, Maturing February 13, 2017		5,035	5,064,716

			$70,187,214

Rail Industries — 0.1%

RailAmerica, Inc.
Term Loan, 4.00%, Maturing March 1, 2019		2,075	$2,084,078

			$2,084,078

Retailers (Except Food and Drug) — 4.8%

99 Cents Only Stores
Term Loan, 5.25%, Maturing January 11, 2019		7,319	$7,350,558
AMSCAN Holdings, Inc.
Term Loan, 6.75%, Maturing December 4, 2017		6,077	6,114,548
FTD, Inc.
Term Loan, 4.75%, Maturing June 11, 2018		4,717	4,681,486

See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2012

Portfolio of Investments (Unaudited) — continued

		Principal
		Amount*
Borrower/Tranche Description		(000’s omitted)	Value

Retailers (Except Food and Drug) (continued)

Harbor Freight Tools USA, Inc.
Term Loan, 7.25%, Maturing December 22, 2017		4,087	$4,120,757
J Crew Group, Inc.
Term Loan, 4.75%, Maturing March 7, 2018		12,851	12,754,728
Jo-Ann Stores, Inc.
Term Loan, 4.75%, Maturing March 19, 2018		5,579	5,578,930
Michaels Stores, Inc.
Term Loan, 5.00%, Maturing July 29, 2016		3,719	3,746,548
Neiman Marcus Group, Inc. (The)
Term Loan, 4.75%, Maturing May 16, 2018		17,775	17,815,740
Petco Animal Supplies, Inc.
Term Loan, 4.50%, Maturing November 24, 2017		8,514	8,536,571
Pilot Travel Centers, LLC
Term Loan, 4.25%, Maturing March 30, 2018		3,133	3,148,816
Savers, Inc.
Term Loan, 4.25%, Maturing March 3, 2017		3,947	3,976,603
ServiceMaster Company
Term Loan, 2.74%, Maturing July 24, 2014		578	573,367
Term Loan, 2.80%, Maturing July 24, 2014		8,757	8,681,592
Visant Holding Corp.
Term Loan, 5.25%, Maturing December 22, 2016		3,414	3,373,342
Vivarte SA
Term Loan, 2.94%, Maturing March 9, 2015	EUR	2,640	2,939,495
Term Loan, 3.57%, Maturing March 8, 2016	EUR	2,640	2,939,495
Term Loan - Second Lien, 4.57%, Maturing September 8, 2016	EUR	22	19,253
Term Loan - Second Lien, 4.57%, Maturing September 8, 2016	EUR	154	134,768
Term Loan - Second Lien, 4.57%, Maturing September 8, 2016	EUR	1,582	1,386,188

			$97,872,785

Steel — 0.4%

JMC Steel Group, Inc.
Term Loan, 4.75%, Maturing April 3, 2017		2,782	$2,802,872
SunCoke Energy, Inc.
Term Loan, 4.00%, Maturing July 26, 2018		5,715	5,729,574

			$8,532,446

Surface Transport — 1.0%

Hertz Corporation, (The)
Term Loan, 3.75%, Maturing March 9, 2018		7,100	$6,935,812
Term Loan, 3.75%, Maturing March 9, 2018		9,034	9,034,690
Swift Transportation Co. Inc.
Term Loan, 5.00%, Maturing December 21, 2017		5,040	5,093,091

			$21,063,593

Telecommunications — 4.9%

Alaska Communications Systems Holdings, Inc.
Term Loan, 5.50%, Maturing October 21, 2016		3,975	$3,672,611
Cellular South, Inc.
Term Loan, 4.50%, Maturing July 27, 2017		2,481	2,481,250
Crown Castle International Corporation
Term Loan, 4.00%, Maturing January 31, 2019		4,938	4,949,199
Digicel Group, Ltd.
Term Loan, 1.00%, Maturing March 31, 2017		0	0
Intelsat Jackson Holdings S.A.
Term Loan, 5.25%, Maturing April 2, 2018		26,579	26,756,221
IPC Systems, Inc.
Term Loan, 2.67%, Maturing May 31, 2014		1,206	1,187,653
Term Loan, 3.28%, Maturing May 31, 2014	GBP	200	319,719
Macquarie UK Broadcast Limited
Term Loan, 3.19%, Maturing December 1, 2014	GBP	2,508	3,709,289
MetroPCS Wireless, Inc.
Term Loan, 4.00%, Maturing March 16, 2018		23,656	23,478,821
Midcontinent Communications
Term Loan, 4.00%, Maturing December 30, 2016		1,949	1,936,084
NTELOS, Inc.
Term Loan, 4.00%, Maturing August 7, 2015		1,210	1,211,029
SBA Finance
Term Loan, 3.75%, Maturing June 29, 2018		2,729	2,731,081
Syniverse Technologies, Inc.
Term Loan, 5.00%, Maturing April 23, 2019		7,475	7,503,031
Telesat, LLC
Term Loan, 4.25%, Maturing March 26, 2019		15,275	15,282,164
TowerCo Finance, LLC
Term Loan, 4.50%, Maturing February 2, 2017		3,094	3,109,219

			$98,327,371

Utilities — 2.2%

AES Corporation
Term Loan, 4.25%, Maturing June 1, 2018		6,408	$6,436,469
BRSP, LLC
Term Loan, 7.50%, Maturing June 4, 2014		1,136	1,146,975
Calpine Corporation
Term Loan, 4.50%, Maturing April 2, 2018		2,754	2,760,643
Term Loan, 4.50%, Maturing April 2, 2018		7,178	7,194,827
Covanta Energy Corporation
Term Loan, 4.00%, Maturing March 23, 2019		1,075	1,079,031
Dynegy Midwest Generation LLC
Term Loan, 9.25%, Maturing August 4, 2016		1,493	1,533,544

See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2012

Portfolio of Investments (Unaudited) — continued

		Principal
		Amount*
Borrower/Tranche Description		(000’s omitted)	Value

Utilities (continued)

Dynegy Power, LLC
Term Loan, 9.25%, Maturing August 4, 2016		2,761	$2,900,333
Equipower Resources Holdings LLC
Term Loan, 5.75%, Maturing January 26, 2018		1,253	1,180,719
Invenergy LLC
Term Loan, 9.00%, Maturing November 21, 2017		1,970	1,994,688
NRG Energy, Inc.
Term Loan, 4.00%, Maturing July 2, 2018		8,511	8,539,275
Texas Competitive Electric Holdings Company, LLC
Term Loan, 4.74%, Maturing October 10, 2017		16,173	8,902,135

			$43,668,639

Total Senior Floating-Rate Interests
(identified cost $2,375,520,586)			$2,360,241,617

Corporate Bonds & Notes — 2.7%

		Principal
		Amount*
Security		(000’s omitted)	Value

Building and Development — 0.1%

Calcipar SA, Sr. Notes
6.875%, 5/1/18(8)		1,000	$1,030,000

			$1,030,000

Chemicals and Plastics — 0.8%

Hexion US Finance Corp., Sr. Notes
6.625%, 4/15/20(8)		2,000	$2,100,000
Ineos US Finance PLC, Sr. Notes
7.25%, 2/15/19(8)	EUR	3,000	3,990,956
7.50%, 5/1/20(8)		2,375	2,375,000
8.375%, 2/15/19(8)		3,800	4,085,000
Polymer Group, Inc., Sr. Notes
7.75%, 2/1/19(8)		2,500	2,681,250

			$15,232,206

Ecological Services and Equipment — 0.0%(3)

Environmental Systems Product Holdings, Inc., Jr. Notes
18.00%, 3/31/15(6)(8)		75	$63,185

			$63,185

Equipment Leasing — 0.1%

International Lease Finance Corp., Sr. Notes
6.75%, 9/1/16(8)		750	$813,750
7.125%, 9/1/18(8)		750	828,750

			$1,642,500

Financial Intermediaries — 0.1%

First Data Corp., Sr. Notes
7.375%, 6/15/19(8)		2,500	$2,568,750

			$2,568,750

Leisure Goods / Activities / Movies — 0.3%

NAI Entertainment Holdings, LLC, Sr. Notes
8.25%, 12/15/17(8)		2,500	$2,768,750
National CineMedia, LLC, Sr. Notes
6.00%, 4/15/22(8)		4,200	4,294,500

			$7,063,250

Lodging and Casinos — 0.3%

Caesars Entertainment Operating Co., Sr. Notes
8.50%, 2/15/20(8)		5,550	$5,730,375

			$5,730,375

Telecommunications — 0.1%

Hughes Satellite Systems Corp., Sr. Notes
6.50%, 6/15/19		2,000	$2,150,000

			$2,150,000

Utilities — 0.9%

Calpine Corp., Sr. Notes
7.50%, 2/15/21(8)		9,025	$9,701,875
7.875%, 1/15/23(8)		7,875	8,524,688

			$18,226,563

Total Corporate Bonds & Notes
(identified cost $50,892,274)			$53,706,829

See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2012

Portfolio of Investments (Unaudited) — continued

Asset-Backed Securities — 0.0%(3)

	Principal
	Amount
Security	(000’s omitted)	Value

Carlyle High Yield Partners, Series 2004-6A, Class C, 2.96%, 8/11/16(8)(9)	$1,000	$886,124

Total Asset-Backed Securities
(identified cost $1,000,000)		$886,124

Common Stocks — 1.2%

Security	Shares	Value

Automotive — 0.1%

Dayco Products, LLC(10)(11)	48,926	$1,724,641

		$1,724,641

Building and Development — 0.0%(3)

United Subcontractors, Inc.(6)(10)(11)	1,646	$117,552
WCI Communities, Inc.(6)(10)(11)	7,595	550,654

		$668,206

Chemicals and Plastics — 0.0%(3)

Vita Cayman II, Ltd.(10)(11)	3,877	$869,230

		$869,230

Ecological Services and Equipment — 0.0%(3)

Environmental Systems Products Holdings, Inc.(6)(11)(12)	1,242	$113,022

		$113,022

Financial Intermediaries — 0.0%(3)

RTS Investor Corp.(6)(10)(11)	250	$19,964

		$19,964

Food Service — 0.0%

Buffets, Inc.(6)(10)(11)	66,567	$0

		$0

Home Furnishings — 0.1%

Oreck Corp.(6)(10)(11)	4,230	$258,665
Sanitec Europe Oy B Units(6)(10)(11)	157,491	1,042,354
Sanitec Europe Oy E Units(6)(10)(11)	154,721	0

		$1,301,019

Investment Services — 0.0%

Safelite Realty Corp.(6)(11)(12)	20,048	$0

		$0

Leisure Goods / Activities / Movies — 0.2%

Metro-Goldwyn-Mayer Holdings, Inc.(10)(11)	158,338	$4,324,417

		$4,324,417

Lodging and Casinos — 0.1%

Affinity Gaming, LLC(6)(10)(11)	167,709	$989,482
Tropicana Entertainment, Inc.(6)(10)(11)	40,751	601,077

		$1,590,559

Publishing — 0.6%

Ion Media Networks, Inc.(6)(10)(11)	13,247	$10,597,600
MediaNews Group, Inc.(6)(10)(11)	66,239	1,325,440
Source Interlink Companies, Inc.(6)(10)(11)	2,290	0
Star Tribune Media Holdings Co.(10)(11)	6,089	168,970
SuperMedia, Inc.(10)(11)	16,600	28,552

		$12,120,562

Radio and Television — 0.1%

New Young Broadcasting Holding Co., Inc.(10)(11)	505	$1,521,313

		$1,521,313

Total Common Stocks
(identified cost $13,960,786)		$24,252,933

Preferred Stocks — 0.0%(3)

Security	Shares	Value

Ecological Services and Equipment — 0.0%(3)

Environmental Systems Products Holdings, Inc., Series A(6)(11)(12)	284	$17,892

Total Preferred Stocks
(identified cost $4,970)		$17,892

Warrants — 0.0%(3)

Security	Shares	Value

Radio and Television — 0.0%(3)

New Young Broadcasting Holding Co., Inc., Expires 12/24/24(10)(11)	5	$15,062

		$15,062

See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2012

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Retailers (Except Food and Drug) — 0.0%

Oriental Trading Co., Inc., Expires 2/11/16(6)(10)(11)	5,982	$0
Oriental Trading Co., Inc., Expires 2/11/16(6)(10)(11)	5,453	0

		$0

Total Warrants
(identified cost $8,592)		$15,062

Short-Term Investments — 2.8%

	Interest/
	Principal
Description	(000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.09%(13)	$45,425	$45,425,154
State Street Bank and Trust Euro Time Deposit, 0.01%, 5/1/12	9,988	9,988,332

Total Short-Term Investments
(identified cost $55,413,486)		$55,413,486

Total Investments — 123.8%
(identified cost $2,496,800,694)		$2,494,533,943

Less Unfunded Loan Commitments — (0.6)%		$(11,594,866)

Net Investments — 123.2%
(identified cost $2,485,205,828)		$2,482,939,077

Other Assets, Less Liabilities — (23.2)%		$(467,396,562)

Net Assets — 100.0%		$2,015,542,515

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

EUR - Euro

GBP - British Pound Sterling

*	In U.S. dollars unless otherwise indicated.

(1)	Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	Unfunded or partially unfunded loan commitments. See Note 1G for description.

(3)	Amount is less than 0.05%.

(4)	Represents a payment-in-kind security which may pay all or a portion of interest in additional par.

(5)	This Senior Loan will settle after April 30, 2012, at which time the interest rate will be determined.

(6)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 10).

(7)	Currently the issuer is in default with respect to interest payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(8)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At April 30, 2012, the aggregate value of these securities is $52,442,953 or 2.6% of the Portfolio’s net assets.

(9)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2012.

(10)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(11)	Non-income producing security.

(12)	Restricted security (see Note 5).

(13)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2012.

See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2012

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2012

Unaffiliated investments, at value (identified cost, $2,439,780,674)	$2,437,513,923
Affiliated investment, at value (identified cost, $45,425,154)	45,425,154
Restricted cash*	729,887
Foreign currency, at value (identified cost, $13,548,731)	13,543,292
Interest receivable	9,515,366
Interest receivable from affiliated investment	5,864
Receivable for investments sold	15,421,443
Receivable for open forward foreign currency exchange contracts	324,997
Prepaid expenses	87,782
Other assets	32,898

Total assets	$2,522,600,606

Liabilities

Notes payable	$270,000,000
Payable for investments purchased	233,928,651
Payable for open forward foreign currency exchange contracts	717,638
Payable for open swap contracts	815,353
Payable to affiliates:
Investment adviser fee	845,477
Trustees’ fees	5,668
Accrued expenses	745,304

Total liabilities	$507,058,091

Net Assets applicable to investors’ interest in Portfolio	$2,015,542,515

Sources of Net Assets

Net proceeds from capital contributions and withdrawals	$2,018,915,468
Net unrealized depreciation	(3,372,953)

Net Assets	$2,015,542,515

*	Represents restricted cash on deposit at the custodian as collateral for open financial contracts.

See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2012

Statement of Operations (Unaudited)

Six Months Ended
Investment Income	April 30, 2012

Interest, (net of foreign taxes $27,243)	$55,663,765
Interest allocated from affiliated investment	21,534
Expenses allocated from affiliated investment	(3,494)

Total investment income	$55,681,805

Expenses

Investment adviser fee	$4,966,974
Trustees’ fees and expenses	35,460
Custodian fee	283,647
Legal and accounting services	147,195
Interest expense and fees	3,426,458
Miscellaneous	58,703

Total expenses	$8,918,437

Deduct —
Reduction of custodian fee	$7

Total expense reductions	$7

Net expenses	$8,918,430

Net investment income	$46,763,375

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$3,124,816
Investment transactions allocated from affiliated investment	313
Swap contracts	(143,567)
Foreign currency and forward foreign currency exchange contract transactions	4,930,344

Net realized gain	$7,911,906

Change in unrealized appreciation (depreciation) —
Investments	$39,020,600
Swap contracts	(116,279)
Foreign currency and forward foreign currency exchange contracts	(2,575,925)

Net change in unrealized appreciation (depreciation)	$36,328,396

Net realized and unrealized gain	$44,240,302

Net increase in net assets from operations	$91,003,677

See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2012

Statements of Changes in Net Assets

	Six Months Ended
	April 30, 2012	Year Ended
Increase (Decrease) in Net Assets	(Unaudited)	October 31, 2011

From operations —
Net investment income	$46,763,375	$88,020,298
Net realized gain (loss) from investment transactions, swap contracts and foreign currency and forward foreign currency exchange contract transactions	7,911,906	(9,337,724)
Net change in unrealized appreciation (depreciation) from investments, swap contracts and foreign currency and forward foreign currency exchange contracts	36,328,396	(7,088,636)

Net increase in net assets from operations	$91,003,677	$71,593,938

Capital transactions —
Contributions	$346,346,991	$494,343,350
Withdrawals	(67,688,065)	(267,752,684)

Net increase in net assets from capital transactions	$278,658,926	$226,590,666

Net increase in net assets	$369,662,603	$298,184,604

Net Assets

At beginning of period	$1,645,879,912	$1,347,695,308

At end of period	$2,015,542,515	$1,645,879,912

See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2012

Statement of Cash Flows (Unaudited)

Six Months Ended
Cash Flows From Operating Activities	April 30, 2012

Net increase in net assets from operations	$91,003,677
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Investments purchased	(700,366,566)
Investments sold and principal repayments	406,923,186
Decrease in short term investments, net	5,357,509
Net amortization/accretion of premium (discount)	(4,687,104)
Decrease in restricted cash	920,113
Increase in interest receivable	(1,461,379)
Increase in interest receivable from affiliated investment	(3,477)
Decrease in receivable for investments sold	12,060,590
Decrease in receivable for open forward foreign currency exchange contracts	2,358,032
Increase in prepaid expenses	(3,875)
Increase in payable for investments purchased	184,042,032
Decrease in payable for open forward foreign currency exchange contracts	(316,933)
Increase in payable for open swap contracts	116,279
Increase in payable to affiliate for investment adviser fee	1,056
Increase in payable to affiliate for Trustees’ fees	1,460
Decrease in accrued expenses	(162,299)
Decrease in unfunded loan commitments	(3,455,608)
Net change in unrealized (appreciation) depreciation from investments	(39,020,600)
Net realized gain from investments	(3,124,816)

Net cash used in operating activities	$(49,818,723)

Cash Flows From Financing Activities

Proceeds from notes payable	$50,000,000
Repayments of notes payable	(270,000,000)
Proceeds from capital contributions	346,346,991
Payments for capital withdrawals	(67,688,065)

Net cash provided by financing activities	$58,658,926

Net increase in cash*	$8,840,203

Cash at beginning of period(1)	$4,703,089

Cash at end of period(1)	$13,543,292

Supplemental disclosure of cash flow information:

Cash paid for interest and fees on borrowings	$3,527,009

(1)	Balance includes foreign currency, at value.
*	Includes net change in unrealized appreciation (depreciation) on foreign currency of $17,285.

See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2012

Supplementary Data

	Six Months Ended		Year Ended October 31,
	April 30, 2012						Period Ended		Year Ended
Ratios/Supplemental Data	(Unaudited)		2011	2010	2009	2008	October 31, 2007(1)		November 30, 2006

Ratios (as a percentage of average daily net assets):
Expenses before custodian fee reduction excluding interest and fees(2)	0.66	%(3)	0.65%	0.72%	0.76%	0.66%	0.58	%(3)	0.51%
Interest and fee expense	0.41	%(3)	0.39%	0.56%	1.31%	0.98%	0.70	%(3)	0.01%
Total expenses	1.07	%(3)	1.04%	1.28%	2.07%	1.64%	1.28	%(3)	0.52%
Net investment income	5.59	%(3)	5.31%	5.15%	5.97%	7.01%	7.18	%(3)	6.57%
Portfolio Turnover	19	%(4)	59%	37%	32%	7%	55	%(4)	51%

Total Return	5.60	%(4)	5.54%	14.14%	38.19%	(26.81)%	3.89	%(4)	6.88%

Net assets, end of period (000’s omitted)	$2,015,543		$1,645,880	$1,347,695	$1,263,528	$1,119,305	$2,334,369		$2,645,798

(1)	For the eleven months ended October 31, 2007.
(2)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(3)	Annualized.
(4)	Not annualized.

See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2012

Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies

Senior Debt Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to provide a high level of current income. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2012, Eaton Vance Floating-Rate Advantage Fund held a 99.9% interest in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolio based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolio. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolio. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Interest rate swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with

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April 30, 2012

Notes to Financial Statements (Unaudited) — continued

Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

B Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

D Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of April 30, 2012, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G Unfunded Loan Commitments — The Portfolio may enter into certain credit agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. These commitments are disclosed in the accompanying Portfolio of Investments. At April 30, 2012, the Portfolio had sufficient cash and/or securities to cover these commitments.

H Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

J Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed or offset by another contract with the same broker for the same settlement date and currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

K Interest Rate Swaps — Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments in exchange for payments on a floating benchmark interest rate. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. Risk may also arise from movements in interest rates.

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Notes to Financial Statements (Unaudited) — continued

L Statement of Cash Flows — The cash amount shown in the Statement of Cash Flows of the Portfolio is the amount included in the Portfolio’s Statement of Assets and Liabilities and represents the cash on hand at its custodian and does not include any short-term investments.

M Interim Financial Statements — The interim financial statements relating to April 30, 2012 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreement between the Portfolio and BMR, the fee is computed at an annual rate of 0.50% of the Portfolio’s average daily gross assets up to and including $1 billion, 0.45% over $1 billion up to and including $2 billion, and at reduced rates on daily gross assets over $2 billion, and is payable monthly. The fee reduction cannot be terminated without the consent of the Trustees and shareholders. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the six months ended April 30, 2012, the Portfolio’s investment adviser fee totaled $4,966,974 or 0.59% (annualized) of the Portfolio’s average daily net assets.

Except for Trustees of the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2012, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and principal repayments on Senior Loans, aggregated $700,366,566 and $406,923,186, respectively, for the six months ended April 30, 2012.

4 Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$2,485,557,332

Gross unrealized appreciation	$36,682,239
Gross unrealized depreciation	(39,300,494)

Net unrealized depreciation	$(2,618,255)

5 Restricted Securities

At April 30, 2012, the Portfolio owned the following securities (representing less than 0.1% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

	Date of
Description	Acquisition	Shares	Cost	Value

Common Stocks
Environmental Systems Products Holdings, Inc	10/24/00	1,242	$0	$113,022
Safelite Realty Corp.	9/29/00 -11/10/00	20,048	0	0

Total Common Stocks			$0	$113,022

Preferred Stocks
Environmental Systems Products Holdings, Inc., Series A	10/25/07	284	$4,970	$17,892

Total Restricted Securities			$4,970	$130,914

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April 30, 2012

Notes to Financial Statements (Unaudited) — continued

6 Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at April 30, 2012 is as follows:

Forward Foreign Currency Exchange Contracts
Sales
				Net Unrealized
				Appreciation
Settlement Date	Deliver	In Exchange For	Counterparty	(Depreciation)

5/31/12	British Pound Sterling 15,375,000	United States Dollar 24,948,490	JPMorgan Chase Bank	$865
5/31/12	British Pound Sterling 12,714,193	United States Dollar 20,113,853	JPMorgan Chase Bank	(516,320)
5/31/12	Euro 12,353,736	United States Dollar 16,562,777	Citibank NA	208,404
5/31/12	Euro 3,580,000	United States Dollar 4,737,901	Citibank NA	(1,447)
5/31/12	Euro 1,476,585	United States Dollar 1,942,424	Deutsche Bank	(12,339)
6/29/12	British Pound Sterling 4,078,365	United States Dollar 6,470,428	Goldman Sachs International, Inc.	(146,020)
6/29/12	Euro 15,628,345	United States Dollar 20,808,438	HSBC Bank USA	115,728
7/31/12	British Pound Sterling 9,072,405	United States Dollar 14,682,327	HSBC Bank USA	(33,373)
7/31/12	Euro 18,606,122	United States Dollar 24,633,575	Deutsche Bank	(8,139)

				$(392,641)

Interest Rate Swaps
	Notional	Portfolio				Net
	Amount	Pays/Receives	Floating	Annual	Termination	Unrealized
Counterparty	(000’s omitted)	Floating Rate	Rate Index	Fixed Rate	Date	Depreciation

Citibank NA	$15,000	Receives	3-month USD-LIBOR-BBA	0.47%	6/24/14	$(176,942)
Citibank NA	15,000	Receives	3-month USD-LIBOR-BBA	0.47	6/24/16	(638,411)

						$(815,353)

At April 30, 2012, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

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Notes to Financial Statements (Unaudited) — continued

In the normal course of pursuing its investment objectives and its use of derivatives, the Portfolio is subject to the following risks:

Foreign Exchange Risk: Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts. The Portfolio also enters into such contracts to hedge the currency risk of investments it anticipates purchasing.

Interest Rate Risk: Because the Portfolio holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Portfolio enters into interest rate swap contracts.

The Portfolio enters into swap contracts and forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2012, the fair value of derivatives with credit-related contingent features in a net liability position was $1,532,991. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $729,887 at April 30, 2012.

The non-exchange traded derivatives in which the Portfolio invests, including swap contracts and forward foreign currency exchange contracts, are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. At April 30, 2012, the maximum amount of loss the Portfolio would incur due to counterparty risk was $324,997, representing the fair value of such derivatives in an asset position, with the highest amount from any one counterparty being $208,404. To mitigate this risk, the Portfolio has entered into master netting agreements with substantially all its derivative counterparties, which allows it and a counterparty to aggregate amounts owed by each of them for derivative transactions under the agreement into a single net amount payable by either the Portfolio or the counterparty. At April 30, 2012, the maximum amount of loss the Portfolio would incur due to counterparty risk would be reduced by approximately $243,000 due to master netting agreements. Counterparties may be required to pledge collateral in the form of cash, U.S. Government securities or highly-rated bonds for the benefit of the Portfolio if the net amount due from the counterparty with respect to a derivative contract exceeds a certain threshold. The amount of collateral posted by the counterparties with respect to such contracts would also reduce the amount of any loss incurred.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2012 was as follows:

		Fair Value
Risk	Derivative	Asset Derivatives		Liability Derivatives

Foreign Exchange	Forward foreign currency exchange contracts	$324,997	(1)	$(717,638	)(2)
Interest Rate	Interest Rate Swaps	—		(815,353	)(3)

Total		$324,997		$(1,532,991)

(1)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts; Net unrealized depreciation.
(2)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts; Net unrealized depreciation.
(3)	Statement of Assets and Liabilities location: Payable for open swap contracts; Net unrealized depreciation.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended April 30, 2012 was as follows:

		Realized Gain (Loss)		Change in Unrealized
		on Derivatives Recognized		Appreciation (Depreciation) on
Risk	Derivative	in Income		Derivatives Recognized in Income

Foreign Exchange	Forward Foreign Currency Exchange Contracts	$5,471,563	(1)	$(2,041,099	)(3)
Interest Rate	Interest rate swaps	(143,567	)(2)	(116,279	)(4)

Total		$5,327,996		$(2,157,378)

(1)	Statement of Operations location: Net realized gain (loss) – Foreign currency and forward foreign currency exchange contract transactions.
(2)	Statement of Operations location: Net realized gain (loss) – Swap contracts.
(3)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Foreign currency and forward foreign currency exchange contracts.
(4)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Swap contracts.

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April 30, 2012

Notes to Financial Statements (Unaudited) — continued

The average notional amounts of forward foreign currency exchange contracts and swap contracts outstanding during the six months ended April 30, 2012, which are indicative of the volume of these derivative types, were approximately $102,586,000 and $30,000,000, respectively.

7 Revolving Credit Agreement

The Portfolio has entered into a Revolving Credit Agreement, as amended (the Agreement) with conduit lenders and a bank that allows it to borrow up to $640 million and to invest the borrowings in accordance with its investment practices. Borrowings under the Agreement are secured by the assets of the Portfolio. Interest is charged at a rate above the conduits’ commercial paper issuance rate and is payable monthly. Under the terms of the Agreement, the Portfolio also pays a program fee of 0.65% (0.60% prior to February 16, 2012) per annum on its outstanding borrowings to administer the facility and a commitment fee of 0.35% (0.45% prior to February 16, 2012) per annum if outstanding loan amount is greater than 50% of the total facility size; 0.45% if outstanding loan amount is less than or equal to 50% of total facility size. Program and commitment fees for the six months ended April 30, 2012 totaled $2,725,854 and are included in interest expense in the Statement of Operations. In connection with the structuring of the Agreement, the Portfolio was obligated to pay a fee of $1 million in quarterly installments of $50,000 through February 2012, of which no balance remains outstanding at April 30, 2012. At April 30, 2012, the Portfolio had borrowings outstanding under the Agreement of $270,000,000 at an interest rate of 0.33% (annualized). The carrying amount of the borrowings at April 30, 2012 approximated its fair value. For the six months ended April 30, 2012, the average borrowings under the Agreement and the average annual interest rate were $441,098,901 and 0.29%, respectively.

8 Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

9 Credit Risk

The Portfolio invests primarily in below investment grade floating-rate loans and floating-rate debt obligations, which are considered speculative because of the credit risk of their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value.

10 Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

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April 30, 2012

Notes to Financial Statements (Unaudited) — continued

At April 30, 2012, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Senior Floating-Rate Interests (Less Unfunded Loan Commitments)	$—	$2,346,201,320	$2,445,431	$2,348,646,751
Corporate Bonds & Notes	—	53,643,644	63,185	53,706,829
Asset-Backed Securities	—	886,124	—	886,124
Common Stocks	28,552	8,608,571	15,615,810	24,252,933
Preferred Stocks	—	—	17,892	17,892
Warrants	—	15,062	0	15,062
Short-Term Investments	—	55,413,486	—	55,413,486

Total Investments	$28,552	$2,464,768,207	$18,142,318	$2,482,939,077

Forward Foreign Currency Exchange Contracts	$—	$324,997	$—	$324,997

Total	$28,552	$2,465,093,204	$18,142,318	$2,483,264,074

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(717,638)	$—	$(717,638)
Interest Rate Swaps	—	(815,353)	—	(815,353)

Total	$—	$(1,532,991)	$—	$(1,532,991)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments	Investments
	in Senior	in Corporate	Investments	Investments
	Floating-Rate	Bonds &	in Common	in Preferred	Investments
	Interests	Notes	Stocks	Stocks	in Warrants	Total

Balance as of October 31, 2011	$3,241,397	$62,946	$16,605,815	$17,483	$0	$19,927,641
Realized gains (losses)	53,369	—	2,192,463	—	—	2,245,832
Change in net unrealized appreciation (depreciation)*	(150,635)	(789)	(1,897,295)	409	—	(2,048,310)
Cost of purchases(1)	54,538	—	—	—	—	54,538
Proceeds from sales(1)	(1,573,381)	—	(2,417,540)	—	—	(3,990,921)
Accrued discount (premium)	61,855	1,028	—	—	—	62,883
Transfers to Level 3**	758,288	—	1,132,367	—	—	1,890,655
Transfers from Level 3**	—	—	—	—	—	—

Balance as of April 30, 2012	$2,445,431	$63,185	$15,615,810	$17,892	$0	$18,142,318

Change in net unrealized appreciation (depreciation) on investments still held as of April 30, 2012*	$(131,853)	$(789)	$226,846	$409	$—	$94,613

*	Amount is included in the related amount on investments in the Statement of Operations.
**	Transfers are reflected at the value of the securities at the beginning of the period. Transfers from Level 2 to Level 3 were due to a reduction in the availability of significant observable inputs in determining the fair value of these investments.
(1)	Cost of purchases may include securities received in corporate actions; proceeds from sales may include securities delivered in corporate actions.

At April 30, 2012, the value of investments transferred between Level 1 and Level 2, if any, during the six months then ended was not significant.

Eaton Vance
Floating-Rate Advantage Fund

April 30, 2012

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 23, 2012, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2012, as well as information considered during prior meetings of the committee. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to benchmark indices and customized peer groups, in each case as approved by the Board with respect to the funds;
•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;
•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

Eaton Vance
Floating-Rate Advantage Fund

April 30, 2012

Board of Trustees’ Contract Approval — continued

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2012, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met ten, nineteen, seven, eight and fourteen times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund. The Board and its Committees considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Senior Debt Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Floating-Rate Advantage Fund (the “Fund”) invests, with Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. In particular, the Board considered the abilities and experience of such investment personnel in analyzing special considerations relevant to investing in senior floating rate loans. The Board noted the experience of the Adviser’s large group of bank loan investment professionals and other personnel who provide services to the Portfolio, including portfolio managers and analysts. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Eaton Vance
Floating-Rate Advantage Fund

April 30, 2012

Board of Trustees’ Contract Approval — continued

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider as well as a customized peer group of similarly managed funds and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2011 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including administrative fee rates, payable by the Portfolio and by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2011, as compared to a group of similarly managed funds selected by an independent data provider. In considering the Fund’s total expense ratio and management fees, the Board noted the impact of the Fund’s use of leverage. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the Eaton Vance fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from economies of scale in the future.

Eaton Vance
Floating-Rate Advantage Fund

April 30, 2012

Officers and Trustees

Officers of Eaton Vance Floating-Rate Advantage Fund

Duncan W. Richardson President Payson F. Swaffield Vice President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Officers of Senior Debt Portfolio

Scott H. Page President Payson F. Swaffield Vice President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Trustees of Eaton Vance Floating-Rate Advantage Fund and Senior Debt Portfolio

Ralph F. Verni Chairman Scott E. Eston Benjamin C. Esty Thomas E. Faust Jr.* Allen R. Freedman	William H. Park Ronald A. Pearlman Helen Frame Peters Lynn A. Stout Harriett Tee Taggart

*	Interested Trustee

Eaton Vance
Floating-Rate Advantage Fund

April 30, 2012

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“ Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

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Investment Adviser of Senior Debt Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110

Administrator of Eaton Vance Floating-Rate Advantage Fund
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Fund Offices
Two International Place
Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

3232-6/12	FRASRC

Item 2. Code of Ethics
Not required in this filing.
Item 3. Audit Committee Financial Expert
The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a consultant and private investor. Previously, he served as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).
Item 4. Principal Accountant Fees and Services
Not required in this filing.
Item 5. Audit Committee of Listed Registrants
Not required in this filing.
Item 6. Schedule of Investments
Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders
No Material Changes.
Item 11. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Senior Debt Portfolio

By:	/s/ Scott H. Page
Scott H. Page
President

Date: June 13, 2012
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date: June 13, 2012

By:	/s/ Scott H. Page
Scott H. Page
President

Date: June 13, 2012